The Glenmede Fund, Inc.

Total Market Plus Equity Portfolio—Advisor Shares

Summary Prospectus—February 28, 2026	Ticker Symbol: GTTMX

Before you invest, you may want to review the Portfolio’s complete Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s complete Prospectus, reports to shareholders, and other information about the Portfolio online at http://www.glenmedeim.com/funds/fund-documents. You can also get this information at no cost by calling 1-800-442-8299 or by sending an e-mail request to glenmedefunds@glenmede.com. The Portfolio’s complete Prospectus and Statement of Additional Information, both dated February 28, 2026, are incorporated by reference into this Summary Prospectus.

Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.60%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.52%
Short Sales Expenses	0.79%
Total Other Expenses	1.31%
Total Annual Portfolio Operating Expenses	1.91%
Fee Waivers and Expense Reimbursements[2]	(0.22)%
Net Expenses	1.69%

[1]	Effective February 28, 2026, the Fund’s management fee was reduced from 1.20%. Additionally, the contractual waiver limiting management fees to 0.85% was discontinued.
[2]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.90% of the Portfolio’s Advisor Shares’ average daily net assets (excluding acquired fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue the arrangement anytime thereafter. This contractual fee waiver arrangement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$172	$579	$1,011	$2,215

Total Market Plus Equity Portfolio—Advisor Shares

Summary Prospectus—February 28, 2026	Ticker Symbol: GTTMX

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
Using factor-based analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $5.6 million to $4.5 trillion as of December 31, 2025.
The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and material sustainability-related criteria, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the

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Total Market Plus Equity Portfolio—Advisor Shares

Summary Prospectus—February 28, 2026	Ticker Symbol: GTTMX

borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value (“NAV”) and investment performance and may result in greater potential investment losses.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as. Therefore, short sales involve credit exposure to the lender that executes the short sale.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move higher.
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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Total Market Plus Equity Portfolio—Advisor Shares

Summary Prospectus—February 28, 2026	Ticker Symbol: GTTMX

During the periods shown in the bar chart, the highest quarterly return was 22.49% (for the quarter ended 12/31/20) and the lowest quarterly return was −33.28% (for the quarter ended 3/31/20).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2025)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	18.38%	12.61%	11.27%
Return After Taxes on Distributions	13.92%	9.93%	9.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.09%	9.78%	8.90%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Morningstar Mid-Cap Value Average[2]	10.24%	10.48%	9.42%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in December 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2015. Ruohao Chen, CFA, Portfolio Manager, of the Advisor has managed the Portfolio since January 2026.

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Total Market Plus Equity Portfolio—Advisor Shares

Summary Prospectus—February 28, 2026	Ticker Symbol: GTTMX

Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
GTTMXSUMMPROS

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